CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Fixed income securities, at fair value, amortized cost (in dollars)	$ 73,379	$ 78,786
Equity securities, at fair value, cost (in dollars)	4,203	4,228
Short-term, at fair value, amortized cost (in dollars)	$ 1,291	$ 3,279
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	900,000,000	900,000,000
Common stock, shares outstanding	501,000,000	533,000,000
Treasury stock, shares	399,000,000	367,000,000